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                     HARTFORD LEADERS PLUS (SERIES II AND IIR)
                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

                             FILE NO. 333-101948



          SUPPLEMENT DATED NOVEMBER 19, 2004 TO THE PROSPECTUS DATED
                                NOVEMBER 1, 2004


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              SUPPLEMENT DATED NOVEMBER 19, 2004 TO YOUR PROSPECTUS


The following disclosure is added under the sub-section "Other Information" under the Section "The Hartford's Principal First and The Hartford's Principal First Preferred":

         "The Hartford's Principal First or The Hartford's Principal First Preferred may be elected when you purchase your Contract or anytime after your first Contract Anniversary."

        THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

HV-5111